Operating Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Operating Leases

Note 8. Operating Leases

The Company entered into a lease to rent office space located in Fort Worth, Texas, under an operating lease for $3,200 per month, which expired May 31, 2012 and was subsequently amended through January 31, 2017.
Under this amendment, the Company began making lease payments of $5,950 per month effective February 1, 2013. The Company also leases equipment for approximately $695 per month and incurred $81,536 and $45,920 under these lease agreements for the years ended December 31, 2013 and 2012, respectively.
The future minimum lease commitments under these leases are as follows:

2014	$79,745
2015	75,173
2016	71,400
2017	5,950